Shareholder Report, Holdings (Details)	Nov. 30, 2024
Columbia Multi Strategy Alternatives Fund - Class A | Long Commodity-Related Investment Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
Columbia Multi Strategy Alternatives Fund - Class A | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Multi Strategy Alternatives Fund - Class A | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Columbia Multi Strategy Alternatives Fund - Class A | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	379.40%
Columbia Multi Strategy Alternatives Fund - Class A | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	274.40%
Columbia Multi Strategy Alternatives Fund - Class A | Short Commodity-Related Investment Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Columbia Multi Strategy Alternatives Fund - Class A | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Multi Strategy Alternatives Fund - Class A | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Columbia Multi Strategy Alternatives Fund - Class A | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	318.30%
Columbia Multi Strategy Alternatives Fund - Class A | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	290.10%
Columbia Multi Strategy Alternatives Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.10%
Columbia Multi Strategy Alternatives Fund - Class A | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
Columbia Multi Strategy Alternatives Fund - Class A | Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Columbia Multi Strategy Alternatives Fund - Class A | Residential Mortgage-Backed Securities - Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Multi Strategy Alternatives Fund - Class A | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Multi Strategy Alternatives Fund - Class A | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Multi Strategy Alternatives Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Multi Strategy Alternatives Fund - Class C | Long Commodity-Related Investment Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
Columbia Multi Strategy Alternatives Fund - Class C | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Multi Strategy Alternatives Fund - Class C | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Columbia Multi Strategy Alternatives Fund - Class C | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	379.40%
Columbia Multi Strategy Alternatives Fund - Class C | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	274.40%
Columbia Multi Strategy Alternatives Fund - Class C | Short Commodity-Related Investment Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Columbia Multi Strategy Alternatives Fund - Class C | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Multi Strategy Alternatives Fund - Class C | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Columbia Multi Strategy Alternatives Fund - Class C | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	318.30%
Columbia Multi Strategy Alternatives Fund - Class C | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	290.10%
Columbia Multi Strategy Alternatives Fund - Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.10%
Columbia Multi Strategy Alternatives Fund - Class C | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
Columbia Multi Strategy Alternatives Fund - Class C | Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Columbia Multi Strategy Alternatives Fund - Class C | Residential Mortgage-Backed Securities - Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Multi Strategy Alternatives Fund - Class C | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Multi Strategy Alternatives Fund - Class C | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Multi Strategy Alternatives Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Multi Strategy Alternatives Fund - Institutional Class | Long Commodity-Related Investment Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
Columbia Multi Strategy Alternatives Fund - Institutional Class | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Multi Strategy Alternatives Fund - Institutional Class | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Columbia Multi Strategy Alternatives Fund - Institutional Class | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	379.40%
Columbia Multi Strategy Alternatives Fund - Institutional Class | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	274.40%
Columbia Multi Strategy Alternatives Fund - Institutional Class | Short Commodity-Related Investment Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Columbia Multi Strategy Alternatives Fund - Institutional Class | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Multi Strategy Alternatives Fund - Institutional Class | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Columbia Multi Strategy Alternatives Fund - Institutional Class | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	318.30%
Columbia Multi Strategy Alternatives Fund - Institutional Class | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	290.10%
Columbia Multi Strategy Alternatives Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.10%
Columbia Multi Strategy Alternatives Fund - Institutional Class | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
Columbia Multi Strategy Alternatives Fund - Institutional Class | Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Columbia Multi Strategy Alternatives Fund - Institutional Class | Residential Mortgage-Backed Securities - Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Multi Strategy Alternatives Fund - Institutional Class | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Multi Strategy Alternatives Fund - Institutional Class | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Multi Strategy Alternatives Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%